Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consist of the following:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
	RMB	RMB
Raw materials	2,670,367	1,024,542
Work in process	6,859,086	714,143
Finished goods	4,163,921	2,579,785
Inventories, net	13,693,374	4,318,470